Financial Assets - Summary of Loans (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans		¥ 669,906	¥ 660,978
Net value	[1]	666,087	658,535
Impairment [member]
Disclosure of financial assets [line items]
Impairment charge of loans		(3,819)	(2,443)
Policy loans [member]
Disclosure of financial assets [line items]
Loans	[2]	236,209	200,730
Other loans [member]
Disclosure of financial assets [line items]
Loans		¥ 433,697	¥ 460,248

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
[2]	As at 31 December 2021, maturities of policy loans were within 6 months (as at 31 December 2020: same).